UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11-30-2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund

November 30, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--2.8%
Birmingham Industrial Development
Board, Revenue (Diamond
Displays, Inc. Project) (LOC;
Regions Bank)		1.63	12/7/08	2,175,000 a	2,175,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		1.17	12/1/08	1,600,000 a	1,600,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		0.95	12/7/08	2,300,000 a	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)		1.63	12/7/08	1,800,000 a	1,800,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.38	2/1/09	1,780,000 b	1,808,632

Colorado--3.8%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)		1.10	12/7/08	5,000,000 a	5,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Clyfford Still Museum
Project) (LOC; Wells Fargo
Bank)		0.81	12/7/08	2,000,000 a	2,000,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)		1.05	12/7/08	3,500,000 a	3,500,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)		1.53	12/7/08	2,610,000 a	2,610,000

District of Columbia--2.5%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)		1.35	12/7/08	6,350,000 a,c	6,350,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)		1.08	12/7/08	2,100,000 a	2,100,000

Florida--11.1%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and

LOC; FHLMC)	1.14	12/7/08	2,835,000 a,c	2,835,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	10,000,000	10,048,208
Florida Municipal Power Agency,
Revenue, Refunding
(All-Requirements Power Supply
Project) (LOC; SunTrust Bank)	1.00	12/1/08	14,000,000 a	14,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	1.20	12/7/08	1,370,000 a	1,370,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (LOC; Regions Bank)	1.43	12/7/08	10,000,000 a	10,000,000

Georgia--.9%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	1.05	12/7/08	3,000,000 a	3,000,000

Idaho--.4%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.70	12/1/08	1,545,000 a	1,545,000

Illinois--1.7%
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	1.10	12/7/08	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	1.20	12/7/08	1,100,000 a	1,100,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One
Bank N.A.)	1.55	12/7/08	2,185,000 a	2,185,000
Northbrook Park District,
Limited Tax Park GO Notes	3.50	12/1/08	1,675,000	1,675,000

Indiana--2.1%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	2.50	12/7/08	3,135,000 a	3,135,000
Indiana Bond Bank,
State Revolving Fund Program
Revenue	5.00	2/1/09	1,145,000	1,150,716
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	3,000,000	3,000,000

Iowa--1.5%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	1.40	12/7/08	5,000,000 a	5,000,000

Kansas--1.3%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	1.18	12/7/08	2,500,000 a	2,500,000
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	1.20	12/7/08	1,800,000 a	1,800,000

Kentucky--1.5%
Williamstown,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	1.03	12/7/08	5,000,000 a	5,000,000

Louisiana--1.8%
Ascension Parish,
Revenue (BASF Corporation
Project)	1.45	12/1/08	2,800,000 a	2,800,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Price
LeBlanc Facility, L.C.
Project) (LOC; Regions Bank)	1.53	12/7/08	3,500,000 a	3,500,000

Maryland--.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	1.28	12/7/08	1,740,000 a	1,740,000

Massachusetts--4.4%
Massachusetts Development Finance
Agency, Revenue
(Carleton-Willard Village)
(LOC; Bank of America)	0.80	12/7/08	150,000 a	150,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	1.30	12/7/08	11,000,000 a	11,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/14/09	4,000,000	4,000,000

Michigan--6.0%
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;

Landesbank Hessen-Thuringen
Girozentrale)	1.10	12/7/08	6,950,000 a	6,950,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.10	12/7/08	6,090,000 a	6,090,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	1.35	12/7/08	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	1.20	12/7/08	3,490,000 a	3,490,000

Minnesota--3.1%
Metropolitan Council,
GO Notes	4.00	3/1/09	2,440,000	2,451,247
Minneapolis-Saint Paul
Metropolitan Airports
Commission, GO Notes Revenue,
Refunding	5.50	1/1/09	3,135,000	3,143,452
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Senior Airport
Revenue, Refunding	5.00	1/1/09	1,500,000	1,502,167
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	1.30	12/7/08	3,435,000 a	3,435,000

Nevada--4.5%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.02	12/7/08	15,500,000 a	15,500,000

New York--1.5%
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	1.05	2/12/09	5,000,000	5,000,000

North Carolina--5.3%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
IDR (C.R. Onsrud, Inc.
Project) (LOC; Wachovia Bank)	1.30	12/7/08	2,970,000 a	2,970,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.95	12/7/08	4,000,000 a	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and

LOC; GNMA)	1.35	12/7/08	6,335,000 a,c	6,335,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	1.25	12/7/08	5,000,000 a	5,000,000

Oklahoma--4.3%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	1.44	12/7/08	7,500,000 a,d	7,500,000
Tulsa,
GO Notes	4.25	3/1/09	1,000,000	1,007,181
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	2/17/09	6,150,000	6,150,000

Pennsylvania--11.5%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	1.30	12/1/08	4,930,000 a	4,930,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	1.25	12/7/08	1,600,000 a	1,600,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	0.98	12/7/08	3,500,000 a	3,500,000
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	1.10	12/1/08	1,600,000 a	1,600,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.50	12/3/08	3,535,000	3,535,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.90	12/7/08	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.90	12/7/08	2,400,000 a	2,400,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	1.10	12/7/08	3,810,000 a	3,810,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	4.75	12/7/08	3,275,000 a	3,275,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	2,000,000	2,000,000
Pennsylvania Economic Development

Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.18	12/7/08	5,000,000 a	5,000,000

Tennessee--8.4%
Knox County Health, Educational
and Housing Facility Board,
Hospital Improvement Revenue
(Convenant Health) (LOC;
SunTrust Bank)	1.00	12/1/08	5,000,000 a	5,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	1.68	12/7/08	10,000,000 a	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.06	12/7/08	3,930,000 a,c	3,930,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.06	12/7/08	7,905,000 a,c	7,905,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.95	1/12/09	2,071,000	2,071,000

Texas--7.6%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	3.00	12/7/08	3,225,000 a	3,225,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	1.30	12/1/08	8,400,000 a	8,400,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	1.00	12/1/08	5,600,000 a	5,600,000
Port of Port Arthur Navigation
District of Jefferson County, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises LLC Project)	1.50	12/7/08	5,945,000 a	5,945,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	1.10	1/23/09	3,000,000	3,000,000

Vermont--1.8%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	1.80	12/2/08	5,300,000	5,300,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset

Financing Program) (LOC; M&T
Bank)	2.10	12/7/08	800,000 a	800,000

Virginia--2.6%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	1.25	12/7/08	2,855,000 a	2,855,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation) (LOC;
SunTrust Bank)	1.35	12/7/08	960,000 a	960,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	5,000,000	5,029,891

Washington--.8%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	2.20	12/7/08	2,735,000 a	2,735,000

Wisconsin--5.1%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	1.35	12/7/08	3,350,000 a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Amery Regional Medical
Center, Inc.) (LOC; Fifth
Third Bank)	2.70	12/7/08	8,000,000 a	8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	1.15	12/7/08	3,115,000 a	3,115,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	3,000,000	3,028,093

Total Investments (cost $339,200,587)			98.8%	339,200,587
Cash and Receivables (Net)			1.2%	4,175,183
Net Assets			100.0%	343,375,770

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $27,355,000 or 8.0% of net assets.
d	Purchased on a delayed delivery basis.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	339,200,587

Level 3 - Significant Unobservable Inputs	0

Total	339,200,587

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund

November 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)

Bound Brook Borough,
GO Notes (General Improvement)
(Insured; FSA)	3.75	2/15/09	325,000	325,793
Bradley Beach Borough Board of
Education, GO Notes	3.25	6/1/09	100,000	100,440
Brick Township Municipal Utilities
Authority, Revenue, Refunding	4.50	12/1/08	650,000	650,000
Brigantine,
GO Notes	3.75	1/15/09	660,000	661,071
Brigantine,
GO Notes, BAN	3.00	8/5/09	2,565,000	2,578,576
Burlington County,
GO Notes (County College)	2.10	6/15/09	600,000	599,901
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	3.75	12/15/08	305,000	305,074
Camden County Improvement
Authority, County Guaranteed
Revenue (County Capital
Program) (Insured; FSA)	3.50	12/1/08	460,000	460,000
Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding (Insured;
MBIA, Inc.)	5.25	1/1/09	235,000	235,391
Carlstadt Borough Board of
Education, GO Notes (Insured;
FSA)	4.00	5/1/09	250,000	251,727
Chester Township,
GO Notes (Insured; FSA)	3.00	2/1/09	435,000	435,724
Cumberland County Improvement
Authority, County Guaranteed
Solid Waste System Revenue
(Insured; MBIA, Inc.)	4.25	1/1/09	100,000	100,112
Delaware River and Bay Authority,
Revenue	5.10	1/1/09	125,000	125,324
Delaware River and Bay Authority,
Revenue (Insured; MBIA, Inc.)	3.25	1/1/09	100,000	100,012
East Greenwich Township Board of
Education, GO Notes	3.63	4/15/09	125,000	125,533
Essex County Improvement
Authority, GO Notes, LR,
Refunding (County Jail and
Youth House Projects)	5.00	12/1/08	250,000	252,500
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue (LOC;
Wachovia Bank)	1.25	12/7/08	2,100,000 a	2,100,000
Gloucester Township,
GO Notes, BAN	2.50	9/9/09	1,690,000	1,694,857
Hawthorne Borough,

GO Notes (General Improvement)
(Insured; Assured Guaranty)	3.00	9/1/09	105,000	105,775
Hazlet Township,
GO Notes (Insured; Assured
Guaranty)	4.38	8/1/09	258,000	262,018
Howell Township,
GO Notes, Refunding	5.00	1/1/09	200,000	200,447
Hudson County,
GO Notes (County College Bonds)	4.00	7/15/09	100,000	101,129
Jersey City Municipal Utilities
Authority, Sewer Revenue,
Refunding (Insured; FSA)	4.50	12/1/08	120,000	120,000
Kingsway Regional High School
District Board of Education,
GO Notes	4.50	1/15/09	100,000	100,210
Lawrence Township,
GO Notes (General Improvement)	3.50	1/15/09	700,000	701,141
Little Ferry Borough Board of
Education, GO Notes (School
Bonds)	2.50	6/15/09	275,000	275,507
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,000,000	1,000,891
Lower Township Municipal Utilities
Authority, Revenue	2.20	12/1/08	150,000	150,000
Mahwah Township,
GO Notes (General Improvement)	4.50	12/1/08	100,000	100,000
Mantua Township,
GO Notes	3.50	8/1/09	100,000	100,815
Medford Township,
GO Notes	3.75	7/1/09	100,000	100,885
Medford Township,
GO Notes (Insured; FSA)	3.50	7/15/09	140,000	141,280
Mercer County Improvement
Authority, LR (Governmental
Leasing Program)	2.40	12/15/08	100,000	100,015
Monmouth County,
GO Notes	5.00	1/15/09	150,000	150,489
Monmouth County,
GO Notes	5.00	1/15/09	100,000	100,343
Monmouth County Improvement
Authority, Governmental Loan
Revenue	3.00	12/1/08	100,000	100,000
Montclair,
GO Notes, Refunding	4.00	1/15/09	250,000	250,524
Morristown,
GO Notes (Various Capital
Improvements)	4.15	5/1/09	100,000	100,731
Morristown,
GO Notes, Refunding (Insured;
FSA)	5.15	2/1/09	100,000	100,490
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/09	350,000	354,703
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	400,000	406,270
New Jersey,

GO Notes (Various Purposes)	4.50	2/1/09	125,000 b	125,441
New Jersey,
GO Notes (Various Purposes)	4.50	2/1/09	150,000 b	150,560
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/08	290,000	290,271
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	2.10	12/7/08	420,000 a	420,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	2.85	12/7/08	525,000 a	525,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	1.18	12/7/08	2,430,000 a	2,430,000
New Jersey Economic Development
Authority, EDR (Lakewood
Baseball Project)	5.50	12/1/08	100,000	100,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank NA)	1.13	12/7/08	6,485,000 a	6,485,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	1.10	12/7/08	6,500,000 a	6,500,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	1.28	12/7/08	1,265,000 a	1,265,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	1.95	12/7/08	1,300,000 a	1,300,000
New Jersey Economic Development
Authority, LR (State Office
Buildings Projects)	5.75	6/15/09	200,000	203,780
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/09	2,425,000	2,464,691
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank N.A.)	0.93	12/7/08	165,000 a	165,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, L.L.C. Projects) (LOC;
Commerce Bank NA)	1.13	12/7/08	650,000 a	650,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project)	4.00	2/1/09	150,000	150,448

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/09	650,000	654,195
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	3/1/09	275,000	277,014
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/09	700,000	709,756
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	500,000 c	510,843
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	1.23	12/7/08	1,895,000 a,d	1,895,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Institute for Advanced Study
Issue) (Liquidity Facility;
Wachovia Bank)	2.25	12/7/08	5,600,000 a	5,600,000
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue,
Refunding (Financing Program)	5.00	3/1/09	150,000	150,945
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/09	250,000	255,218
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	2.90	12/7/08	1,500,000 a	1,500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Community Hospital Group,
Inc.) (LOC; Wachovia Bank)	2.90	12/7/08	3,400,000 a	3,400,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.25	4/1/09	1,245,000	1,248,643
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.63	9/15/09	200,000	205,380
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/08	1,900,000	1,902,044
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/08	120,000	120,147
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	330,000	335,656
New Jersey Turnpike Authority,
Turnpike Revenue	5.50	1/1/09	355,000	355,750
New Jersey Turnpike Authority,
Turnpike Revenue	6.75	1/1/09	110,000	110,388
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA

and Liquidity Facility; Dexia
Credit Locale)	4.50	12/7/08	9,550,000 a	9,550,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	4.50	12/7/08	2,100,000 a	2,100,000
Northern Highlands Regional High
School District Board of
Education, GO Notes	3.50	6/15/09	110,000	110,432
Ocean City,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	5.00	7/15/09	180,000	183,013
Ocean County,
GO Notes (College Capital
Improvement)	3.00	8/1/09	185,000	186,214
Paramus School District
GO Notes, GAN	2.50	9/11/09	1,391,310	1,394,482
Paterson,
GO Notes (Insured; FSA)	3.50	2/1/09	200,000	200,416
Port Authority of New York and New
Jersey (Consolidated Bonds,
138th Series)	4.00	12/1/08	150,000	150,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
151th Series) (Liquidity
Facility; Citigroup)	1.14	12/7/08	10,285,000 a,d	10,285,000
Port Authority of New York and New
Jersey (Putters Program)
(Consolidated Bonds, 152nd
Series) (Liquidity Facility;
JPMorgan Chase Bank)	1.15	12/7/08	2,215,000 a,d	2,215,000
Port Authority of New York and New
Jersey, Equipment Notes	1.17	12/7/08	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	1.17	12/7/08	1,615,000 a	1,615,000
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/08	2,000,000	2,000,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,000,000	1,001,464
Randolph Township Board of
Education, GO Notes	4.55	2/1/09	165,000	165,575
Rumson-Fair Haven Regional High
School District, GO Notes
(Insured; FSA)	3.00	2/1/09	100,000	100,132
Sea Isle City,
GO Notes, BAN	3.75	12/10/08	1,400,000	1,400,116
Seaside Park Borough,
GO Notes (Insured; Assured
Guaranty)	3.00	9/1/09	340,000	342,512
South Hackensack Township Board of
Education, GO Notes (Insured;
FSA)	4.00	2/15/09	115,000	115,327
South Jersey Port Corporation,
Marine Terminal Revenue,
Refunding	4.00	1/1/09	100,000	100,000

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	2.82	12/7/08	5,600,000 a,d	5,600,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	1,076,470	1,078,985
West Morris Regional High School
District Board of Education,
GO Notes	4.25	5/1/09	100,000	100,917
West New York,
GO Notes	5.00	6/15/09	800,000	811,609

Total Investments (cost $101,232,359)			96.7%	101,233,062
Cash and Receivables (Net)			3.3%	3,434,579
Net Assets			100.0%	104,667,641

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $19,995,000 or 19.1% of net assets.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	101,233,062

Level 3 - Significant Unobservable Inputs	0

Total	101,233,062

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.1%
Alabama Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	4,696,257
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	1,672,640
Alaska--1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	790,000	791,596
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,187,418
Arizona--1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,097,180
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA, Inc.)	5.00	12/1/18	2,700,000	2,753,622
Arkansas--.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,039,534
California--12.8%
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000	5,216,725
California,
GO	5.25	10/1/16	295,000	297,950
California,
GO (Insured; MBIA, Inc.)	5.25	9/1/10	105,000 a	111,725
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	4,800,000	3,357,696
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,635,079
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	7,000,000 a	7,826,000
California Educational Facilities
Authority, Revenue (Pomona

College)	0.00	7/1/30	3,005,000 b	804,078
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,001,100
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,011,870
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
MBIA, Inc.)	5.00	7/1/24	1,880,000	1,803,240
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/21	1,520,000 b	749,953
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000 b	852,660
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000 b	613,380
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000	4,030,015
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000	1,145,222
Pajaro Valley Unified School
District, GO (Insured; FSA)	0.00	8/1/26	1,500,000 b	509,790
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000 b	1,302,254
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000 b	1,178,200
San Juan Unified School District,
GO (Insured; MBIA, Inc.)	5.25	8/1/20	1,425,000	1,449,681
Tustin Unified School District,
Special Tax Bonds (Senior Lien
Community Facilities District
Number 97-1) (Insured; FSA)	0.00	9/1/21	1,615,000 b	782,290
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,776,067
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA, Inc.)	4.75	9/1/16	1,000,000	977,600
Colorado--4.6%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	472,075
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	515,646
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,027,960
Colorado Health Facilities

Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,172,520
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	1,968,285
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,012,370
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	5.50	9/1/24	2,000,000	1,723,820
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/11	8,500,000 a,b	3,175,175
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	3,158,180
Delaware--2.1%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,040,050
Delaware Housing Authority,
Revenue	5.15	7/1/17	560,000	575,568
Delaware Housing Authority,
Revenue	5.40	7/1/24	800,000	825,392
Florida--9.1%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty)	5.00	4/1/36	5,000,000	4,423,250
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA, Inc.)	5.50	10/1/17	2,000,000	2,019,920
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	968,170
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	989,670
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,227,490
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,734,190
Lee County,

Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,703,993
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,159,162
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	866,320
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,767,475
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,067,238
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/21	2,000,000	1,755,080
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/26	1,955,000	1,609,121
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/31	750,000	585,975
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,474,022
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,564,437
Georgia--1.8%
Atlanta,
Tax Allocation Revenue
(Atlantic Station Project)
(Insured; Assured Guaranty)	5.00	12/1/23	1,000,000	932,020
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,228,140
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	982,920
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project)	6.00	6/15/34	2,500,000	2,352,500

Idaho--3.6%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,476
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	5,769,456
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,756,276
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,438,150
Illinois--4.8%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,488,850
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,168,760
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	681,315
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	451,960
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; MBIA, Inc.)	5.75	11/1/28	1,000,000	879,840
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,376,880
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; FSA)	5.25	5/15/27	6,000,000	5,667,780
Kentucky--1.3%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,321,260
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's Healthcare, Inc.
Project)	6.13	2/1/37	3,000,000	2,558,790
Louisiana--3.1%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	737,254

Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; MBIA, Inc.)	5.25	3/1/17	4,500,000	4,570,200
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,357,831
Maine--1.4%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,228,052
Maryland--2.9%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,172,820
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,150,000	1,139,983
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,931,818
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,382,412
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.75	7/1/12	2,000,000 a	2,208,500
Michigan--4.0%
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	1,000,000	1,001,440
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; MBIA, Inc.)	5.00	5/1/16	685,000	729,319
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,165,430
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,046,105
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,232,443
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	2,708,287
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of

Detroit Project)	6.50	10/1/30	3,040,000	2,423,974
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	1,998,270
Mississippi--1.1%
Horn Lake,
Special Assessment Bonds
(DeSoto Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000	646,469
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,297,300
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	6.50	9/1/32	2,000,000	1,538,840
Missouri--1.1%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	275,000	283,797
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	830,000	842,151
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	755,000	777,801
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,232,009
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	220,000	212,348
Nebraska--.8%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,409,808
New Hampshire--.6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	770,435
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,188,583
New Jersey--1.4%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	77,128
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	206,055
New Jersey Turnpike Authority,

Turnpike Revenue	6.50	1/1/16	750,000	855,060
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	3,279,060
New Mexico--.8%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.13	8/1/28	2,500,000	2,395,125
New York--1.9%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,011,250
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000 c	722,790
North Carolina--.3%
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA, Inc.)	5.00	10/1/25	1,250,000	951,325
Ohio--4.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,000,000	1,857,540
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	5,850,000	5,086,516
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	465,000	491,789
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,016,680
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	1,900,000	1,812,980
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,720,000	2,046,963
Oklahoma--.6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	12/1/10	785,000 a	842,501
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,022,329
Oregon--.9%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,495,326

Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA, Inc.)	5.50	1/1/14	590,000	603,187
Oregon Housing and Community
Services Department, Mortgage
Revenue (Single-Family
Mortgage Program)	4.80	7/1/23	875,000	802,515
Pennsylvania--8.3%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,484,140
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,187,120
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,396,440
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,980,000	1,709,552
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,077,915
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	4,400,000	4,149,640
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	1,947,100
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000	3,345,580
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,425,256
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	730,000 a	818,527
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	277,898
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,210,000	1,163,875
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)

(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,508,000
South Carolina--.4%
Pickens County School District,
GO (School District Enhance
Program)	5.00	5/1/09	1,135,000 a	1,153,557
Texas--15.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	2,500,000 a	2,714,750
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,393,987
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000	2,037,035
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	674,900
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,177,291
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,067,237
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	990,530
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,375,212
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	447,728
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 b	56,406
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000	419,719
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000	709,107
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,027,430
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 a	591,459
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	322,614
Houston,

Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000	1,165,770
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	585,000	556,920
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	725,659
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	881,270
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000 b	1,044,600
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000 b	2,216,827
Little Elm Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/22	1,285,000 b	562,175
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,007,736
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	888,782
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,252,550
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,132,186
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 b	318,980
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 b	1,329,804
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000	1,296,235
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;

FGIC)	5.38	2/15/17	145,000	152,472
North Texas Tollway Authority,
First Tier System Revenue	5.63	1/1/33	5,000,000	4,313,500
North Texas Tollway Authority,
First Tier System Revenue	5.75	1/1/40	3,000,000	2,537,070
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,000,000	4,173,800
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	905,915
San Antonio	5.00	2/1/16	120,000	120,271
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	280,768
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 b	1,253,558
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,176,918
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	535,000	584,589
Utah--.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	1,250,000	1,247,537
Virginia--.8%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,146,219
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA, Inc.)	5.00	5/15/19	1,200,000	1,200,372
Washington--1.8%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,129,622
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,407,600
Wisconsin--.3%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,006,140
Total Investments (cost $332,409,675)			98.0%	300,789,397
Cash and Receivables (Net)			2.0%	6,117,848
Net Assets			100.0%	306,907,245

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, this security amounted to $722,790 or .2% of net assets.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $332,409,675. Net unrealized depreciation on investments was $31,620,278 of which $2,968,258 related to appreciated investment securities and $34,588,536 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	300,789,397		0

Level 3 - Significant Unobservable Inputs	0		0

Total	300,789,397		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--90.4%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,348,300
Arizona--5.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	2,894,310
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	1,849,375
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,051,340
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	919,609
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	3,700,000	2,921,039
California--4.9%
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	2,105,000	1,968,912
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	1,500,000	1,290,255
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	995,000	795,144
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000	2,109,162
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,265,000	1,374,696
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	5.75	6/1/47	2,000,000	1,260,960
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 a	379,772
Colorado--3.7%
Arista Metropolitan District,
Special Revenue	6.75	12/1/35	1,000,000	710,480
Arista Metropolitan District,
Subordinate Special Revenue	9.25	12/1/37	1,000,000	909,910
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000	1,318,060
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000	2,343,005
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000	1,098,054
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	615,000	622,386
Connecticut--1.2%
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000 b	2,249,700
District of Columbia--2.8%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	2,915,000	2,976,798
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,240,000	1,309,688
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	620,000	448,911
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000 a	252,355
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	213,836
Florida--2.6%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute

Project)	6.25	9/1/27	1,000,000 b	777,130
Jacksonville Economic Development
Commission, IDR (Gerdau
Ameristeel US Inc. Project)	5.30	5/1/37	1,700,000	1,050,141
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	3,014,400
Georgia--.9%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,685,000	1,601,677
Idaho--1.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	3,592,000
Illinois--7.6%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	410,000	400,090
Harvey,
GO	5.63	12/1/32	4,000,000	3,428,720
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/12	1,000,000 c	1,130,780
Illinois Finance Authority,
MFHR (Dekalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	1,952,087
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,065,320
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000	699,170
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,608,320
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	2,735,668
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	303,295
Iowa--.4%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	758,930
Kansas--1.9%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	885,000	862,397
Sedgwick and Shawnee Counties,

SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,570,000	2,620,192
Kentucky--.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	988,359
Louisiana--6.3%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	3,973,905
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	2,961,800
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	2,711,520
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,134,409
Maryland--.6%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,096,830
Massachusetts--.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,195,875
Michigan--3.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,494,002
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,546,740
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,385,000	3,598,769
Minnesota--2.7%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,044,945
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	3,000,000	2,184,990
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,500,000	1,114,860

Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,000,000	724,430
Mississippi--1.9%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,195,215
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,290,000	2,293,206
Missouri--1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	3,000,000	2,303,310
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	570,000	602,097
New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,301,310
New Jersey--3.5%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	2,221,237
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	329,970
New Jersey Health Care Facilities
Financing Authority, Revenue
(Bayonne Hospital Obligated
Group Issue) (Insured; FSA)	6.25	7/1/12	1,815,000	1,674,374
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.63	7/1/38	3,000,000	2,278,770
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 a	143,640
New Mexico--.9%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000	895,430
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	830,000	829,618
New York--2.4%
New York City Industrial
Development Agency, Liberty

Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,244,160
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	2,500,000 d	298,500
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	2,977,000
North Carolina--.4%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	815,720
Oklahoma--1.5%
Chickasaw Nation,
Health System Bonds	6.25	12/1/32	1,680,000	1,290,677
Oklahoma Development Finance
Authority, SWDR (Waste
Management of Oklahoma, Inc.
Project)	7.00	12/1/10	1,500,000	1,495,485
Other State--.8%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	1,440,140
Pennsylvania--6.6%
Delaware County Industrial
Development Authority, Revenue
(Resource Recovery Facility)	6.20	7/1/19	5,025,000	4,152,760
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	3,467,850
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery, Inc. Project)	6.88	4/1/36	2,000,000	1,602,860
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	2,500,000	1,799,975
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,392,092
Rhode Island--.5%
Central Falls Detention Facility
Corporation, Detention
Facility Revenue (The Donald
W. Wyatt Detention Facility)	7.25	7/15/35	1,100,000	924,176
South Carolina--1.0%
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	2,500,000	1,789,775
Tennessee--1.3%

The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	600,000	424,356
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	2,800,000	1,987,216
Texas--13.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	6,000,000	4,049,400
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	2,000,000	1,437,580
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	1,082,175
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	1,000,000	757,760
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,500,000	1,007,505
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000	2,024,295
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	9.00	5/1/15	1,640,000	888,519
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	3,484,450
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	1,900,000	1,785,107
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	4,000,000	3,663,480
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	1,660,050
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	320,000	323,658
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	3,217,880
Washington--2.4%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,640,000	1,206,450
Kitsap County Consolidated Housing

Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,027,095
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,284,943
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	913,938
West Virginia--.4%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,000,000	709,290
Wisconsin--2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	2,490,000	2,365,674
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.38	6/1/32	2,300,000	2,058,546
Wyoming--.3%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	616,750
Total Long-Term Municipal Investments
(cost $222,552,629)				169,723,272
Short-Term Municipal	Coupon	Maturity	Principal
Investments--8.0%	Rate (%)	Date	Amount ($)	Value ($)

Colorado--3.8%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.85	12/1/08	2,500,000 e	2,500,000
Denver City and County,
Airport System Revenue,
Refunding (Insured; MBIA, Inc.
and Liquidity Facility; Bank
One)	8.00	12/7/08	4,700,000 e	4,700,000
New York--2.4%
Monroe County
GO Notes, RAN	6.50	4/15/09	3,000,000	3,022,770
New York State Dormitory
Authority, Insured Revenue
(NYSARC, Inc.) (Insured; AMBAC
and Liquidity Facility; Key
Bank)	8.00	12/7/08	1,500,000 e	1,500,000
North Carolina--1.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wachovia Bank)	2.45	12/1/08	2,200,000 e	2,200,000
Oregon--.3%
Medford Hospital Facilities

Authority, Revenue, Refunding
(Rogue Valley Manor Project)
(LOC; JPMorgan Chase Bank)	0.90	12/1/08	600,000 e	600,000
Pennsylvania--.3%
Montgomery County Industrial
Development Authority, PCR,
Refunding (Exelon Generating
Company, LLC Project) (LOC;
Wachovia Bank)	3.00	12/7/08	500,000 e	500,000
Total Short-Term Municipal Investments
(cost $15,000,000)				15,022,770
Total Investments (cost $237,552,629)			98.4%	184,746,042
Cash and Receivables (Net)			1.6%	3,022,288
Net Assets			100.0%	187,768,330

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $3,026,830 or 1.6% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Non-income producing security; interest payments in default.
e	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $237,552,629. Net unrealized depreciation on investments was $52,806,587 of which $225,375 related to appreciated investment securities and $53,031,962 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	184,746,042		0

Level 3 - Significant Unobservable Inputs	0		0

Total	184,746,042		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)